Financial Risk Management - Schedule of Changes in Assets and Liabilities on Basis of Strengthening CAD Against USD (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalent [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate	$ (2,803)	$ (1,928)
Accounts receivable [Member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate	(824)	(812)
Accounts payable and accrued liabilities [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate	587	562
Senior Secured Notes [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate	23,790	24,987
Lease liabilities [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate	62	$ 45
Equipment loans [member]
Disclosure Foreign Currency Sensitivity Analysis [line items]
Change in financial assets and liabilities due to exchange rate	$ 527